Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income (loss) before income taxes	¥ (49,166)	$ (7,081)	¥ (62,068)	¥ (72,084)
Computed "expected" tax expense	(218)	(31)	(218)	(218)
Non-deductible expenses
Non-taxable income	131	19	218	218
Tax holiday	87	12
Tax effect of deferred tax and tax rates differential	(5,317)	(766)	(7,000)	740
Actual income tax benefit (expense)	¥ (5,317)	$ (766)	¥ (7,000)	¥ 740